OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables

(in thousands of $)	2014	2013
Agent receivables	4,440	5,065
Claims receivables	7,553	4,938
Other receivables	4,710	6,177
	16,703	16,180